UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.85%
Beverage and Tobacco Product Manufacturing - 4.00%
Altria Group, Inc.	100,000	$3,626,000
Coca-Cola Co.	100,000	3,820,000
PepsiCo, Inc.	47,500	3,803,325
Philip Morris International, Inc.	42,500	3,438,675
Reynolds American, Inc.	15,000	762,450
		15,450,450
Broadcasting (except Internet) - 2.63%
CBS Corp.	40,000	2,683,200
Comcast Corp.	60,000	3,101,400
DIRECTV (a)	20,000	1,552,000
Walt Disney Co.	35,000	2,828,350
		10,164,950
Chemical Manufacturing - 8.37%
Abbott Laboratories	95,000	3,779,100
AbbVie, Inc.	70,000	3,563,700
Bristol-Myers Squibb Co.	50,000	2,688,500
Dow Chemical Co.	65,000	3,166,150
Eli Lilly & Co.	60,000	3,576,600
Johnson & Johnson	62,500	5,757,500
Merck & Co., Inc.	70,000	3,989,300
Pfizer, Inc.	160,000	5,137,600
Praxair, Inc.	5,000	651,850
		32,310,300
Computer and Electronic Product Manufacturing - 12.41%
Activision Blizzard, Inc.	200,000	3,870,000
Agilent Technologies, Inc.	30,000	1,707,900
Apple, Inc.	13,000	6,841,120
Broadcom Corp.	70,000	2,080,400
Cisco Systems, Inc.	220,000	4,796,000
EMC Corp.	130,000	3,428,100
Hewlett-Packard Co.	110,000	3,286,800
Intel Corp.	170,000	4,209,200
International Business Machines Corp.	24,000	4,444,080
NetApp, Inc.	75,000	3,030,750
Northrop Grumman Corp.	30,000	3,630,900
Texas Instruments, Inc.	40,000	1,798,400
Tyco International Ltd. (b)	40,000	1,687,200
Viacom, Inc.	35,000	3,070,550
		47,881,400
Couriers and Messengers - 0.35%
FedEx Corp.	10,000	1,333,300

Credit Intermediation and Related Activities - 10.26%
American Express Co.	35,000	3,194,800
Bank of America Corp.	250,000	4,132,500
Bank of New York Mellon Corp.	110,000	3,520,000
Citigroup, Inc.	80,000	3,890,400
Fifth Third Bancorp	160,000	3,471,200
JPMorgan Chase & Co.	70,000	3,977,400
KeyCorp	250,000	3,292,500
PNC Financial Services Group, Inc.	32,000	2,616,960
Regions Financial Corp.	160,000	1,702,400
State Street Corp.	50,000	3,283,500
SunTrust Banks, Inc.	50,000	1,884,000
Wells Fargo & Co.	100,000	4,642,000
		39,607,660
Electrical Equipment, Appliance, and Component Manufacturing - 3.39%
Corning, Inc.	200,000	3,854,000
General Electric Co.	220,000	5,603,400
Whirlpool Corp.	25,000	3,615,750
		13,073,150
Fabricated Metal Product Manufacturing - 0.31%
Parker Hannifin Corp.	10,000	1,205,500
Food and Beverage Stores - 0.76%
Kroger Co.	70,000	2,935,800
Food Manufacturing - 0.90%
Archer-Daniels-Midland Co.	60,000	2,436,000
Mondelez International, Inc.	30,000	1,020,900
		3,456,900
Food Services and Drinking Places - 0.74%
McDonald's Corp.	30,000	2,854,500
General Merchandise Stores - 1.45%
Wal-Mart Stores, Inc.	75,000	5,602,500
Insurance Carriers and Related Activities - 9.41%
Aetna, Inc.	52,500	3,817,275
Allstate Corp.	50,000	2,713,000
American International Group, Inc.	75,000	3,732,750
Cigna Corp.	50,000	3,979,500
Hartford Financial Services Group, Inc.	100,000	3,519,000
MetLife, Inc.	65,000	3,293,550
Progressive Corp.	150,000	3,673,500
Prudential Financial, Inc.	45,000	3,806,100
Travelers Companies, Inc.	40,000	3,353,600
UnitedHealth Group, Inc.	7,500	579,525
WellPoint, Inc.	42,500	3,850,075
		36,317,875
Machinery Manufacturing - 2.32%
Baker Hughes, Inc.	55,000	3,480,400
Caterpillar, Inc.	15,000	1,454,550
Dover Corp.	42,500	4,007,750
		8,942,700
Management of Companies and Enterprises - 1.91%
Goldman Sachs Group, Inc.	23,000	3,828,350
Morgan Stanley	115,000	3,542,000
		7,370,350
Merchant Wholesalers, Durable Goods - 0.93%
Xerox Corp.	325,000	3,571,750
Merchant Wholesalers, Nondurable Goods - 1.17%
Procter & Gamble Co.	57,500	4,522,950
Mining (except Oil and Gas) - 0.89%
Freeport-McMoRan Copper & Gold, Inc.	105,000	3,425,100
Miscellaneous Manufacturing - 2.26%
3M Co.	25,000	3,368,250
Boston Scientific Corp. (a)	75,000	982,500
Medtronic, Inc.	60,000	3,555,600
Stryker Corp.	10,000	802,400
		8,708,750

Miscellaneous Store Retailers - 0.92%
Staples, Inc.	260,000	3,533,400
Motion Picture and Sound Recording Industries - 0.88%
Time Warner, Inc.	50,500	3,390,065
Oil and Gas Extraction - 4.74%
Anadarko Petroleum Corp.	41,000	3,450,560
Apache Corp.	7,500	594,675
Devon Energy Corp.	52,500	3,382,050
EOG Resources, Inc.	6,000	1,136,520
Hess Corp.	42,500	3,401,275
Marathon Oil Corp.	80,000	2,680,000
Occidental Petroleum Corp.	38,000	3,667,760
		18,312,840
Other Information Services - 1.29%
Google, Inc. (a)	4,100	4,984,165
Paper Manufacturing - 0.89%
International Paper Co.	70,000	3,422,300
Petroleum and Coal Products Manufacturing - 4.57%
Chevron Corp.	40,000	4,613,200
ConocoPhillips	60,000	3,990,000
Exxon Mobil Corp.	60,000	5,776,200
Murphy Oil Corp.	55,000	3,265,350
		17,644,750
Professional, Scientific, and Technical Services - 1.62%
Amgen, Inc.	35,000	4,340,700
Omnicom Group, Inc.	25,000	1,892,000
		6,232,700
Publishing Industries (except Internet) - 4.45%
CA, Inc.	105,000	3,517,500
Microsoft Corp.	155,000	5,938,050
Oracle Corp.	115,000	4,497,650
Symantec Corp.	150,000	3,222,000
		17,175,200
Rail Transportation - 0.93%
CSX Corp.	130,000	3,602,300
Telecommunications - 2.66%
AT&T, Inc.	165,000	5,268,450
Verizon Communications, Inc.	105,000	4,995,900
		10,264,350
Transportation Equipment Manufacturing - 5.95%
Eaton Corp. PLC (b)	54,000	4,034,340
Ford Motor Co.	265,000	4,078,350
General Dynamics Corp.	27,000	2,957,580
General Motors Co.	105,000	3,801,000
Honeywell International, Inc.	35,000	3,305,400
Johnson Controls, Inc.	70,000	3,458,000
PACCAR, Inc.	20,000	1,316,800
		22,951,470
Utilities - 2.17%
Exelon Corp.	70,000	2,128,700
FirstEnergy Corp.	60,000	1,846,800
Public Service Enterprise Group, Inc.	25,000	916,500
The AES Corp.	255,000	3,480,750
		8,372,750
Waste Management and Remediation Services - 0.32%
Waste Management, Inc.	30,000	1,245,000
TOTAL COMMON STOCKS (Cost $335,378,332)		369,867,175

CONVERTIBLE PREFERRED STOCKS - 0.86%
United Technologies Corp.	50,000	3,323,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,283,026)		3,323,500

CONVERTIBLE BONDS - 1.01%
Chesapeake Energy Corp.
2.250%, 12/15/2038	1,000,000	940,625
Herbalife Ltd. (b)
2.000%, 08/15/2019	1,000,000	966,255
RTI International Metals, Inc.
1.625%, 10/15/2019	1,000,000	986,875
UTi Worldwide, Inc.
4.500%, 03/01/2019	1,000,000	1,027,500
TOTAL CONVERTIBLE BONDS (Cost $3,938,500)		3,921,255

PURCHASED OPTIONS - 0.44%
Put Options - 0.44%
SPDR S&P 500 ETF
Expiration: March 2014, Exercise Price: $184.50 (a)	8,000	464,000
Expiration: March 2014, Exercise Price: $185.00 (a)	7,500	510,000
Expiration: March 2014, Exercise Price: $185.50 (a)	3,500	280,000
Expiration: March 2014, Exercise Price: $186.00 (a)	4,500	441,000
TOTAL PURCHASED OPTIONS (Cost $1,923,915)		1,695,000

Total Investments (Cost $344,523,773) - 98.16%		378,806,930
Other Assets in Excess of Liabilities - 1.84%		7,082,417
TOTAL NET ASSETS - 100.00%		$385,889,347

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$344,523,773
Gross unrealized appreciation - Investments	38,240,664
Gross unrealized depreciation - Investments	(3,957,507)
Net unrealized appreciation	$34,283,157

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.
Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forthe option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets1
Common Stocks	$369,867,175	$-	$-	$369,867,175
Convertible
Bonds	-	3,921,255	-	3,921,255
Preferred Stocks	3,323,500	-	-	3,323,500
Purchased Options	1,695,000	-	-	1,695,000
Total Assets	$374,885,675	$3,921,255	$-	$378,806,930

1 See the Schedule of Investments for industry classifications.

The Fund did not inverst in any Level 3 investments during the period ended February 28, 2014. During the period ended February 28, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2014 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$1,695,000		$-
Total		$1,695,000		$-

The effect of derivative instruments on income for the period September 1, 2013 through February 28, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased
as hedging instruments	Options	Total
Equity Contracts	$(23,727,895)	$(23,727,895)
Total	$(23,727,895)	$(23,727,895)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased
as hedging instruments	Options	Total
Equity Contracts	$(584,355)	$(584,355)
Total	$(584,355)	$(584,355)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
          John Buckel,  President

Date  4/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
           John Buckel, President

Date  4/21/14

By (Signature and Title)* /s/ Jennifer Lima
           Jennifer Lima, Treasurer

Date  4/21/14

* Print the name and title of each signing officer under his or her signature.